Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2008
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projected period considering financial budgets for the purpose of goodwill impairment testing	Five-year
Pre-tax discount rate for the purpose of goodwill impairment testing	9.60%	9.20%
Annual growth rate for the purpose of goodwill impairment testing, used for cash flows beyond the five-year period which are projected to perpetuity	1.50%	1.50%
CDMA business [member]
Disclosure of reconciliation of changes in goodwill [line items]
Total purchase price for acquiring equity interests			¥ 43,800
Net settlement amount of customer-related assets acquired and customer-related liabilities assumed			¥ 3,471
CDMA business [member] | Tianyi Telecom Terminals Company Limited [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of equity interest acquired			99.50%